Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Taxes [Line Items]
Valuation allowance	$ 57,244	$ 62,749
NEW ZEALAND
Income Taxes [Line Items]
Net operating loss carryforward	$ 189,000
2degrees
Income Taxes [Line Items]
Statutory income tax rate	28.00%
Nueva Tel
Income Taxes [Line Items]
Statutory income tax rate	25.00%